Inventories (Southeast Operations)	6 Months Ended
Jun. 30, 2013
Southeast Operations
Inventories

NOTE 3—Inventories

        Inventories by component are as follows (dollars in thousands):

	December 31, 2011	December 30, 2012	June 30, 2013
			(unaudited)
Plywood-finished goods	$1,628	$1,157	$1,723
Logs	1,814	1,843	1,382
Veneer and work-in-process	823	427	823
Raw materials	234	184	196
Spare parts, supplies, and materials	2,399	2,681	2,817

	$6,898	$6,292	$6,941